Investment Securities - Amortized Cost and Fair Value of Securities Available for Sale, by Contractual Maturity (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 605,000
Due after one year through five years, Amortized Cost	25,093,000
Due after five years through ten years, Amortized Cost	39,281,000
Due after ten years, Amortized Cost	19,965,000
Amortized Cost, Total	84,944,000
Available-for-sale securities, Amortized Cost	195,741,000	204,313,000
Due in one year or less, Fair Value	608,000
Due after one year through five years, Fair Value	25,024,000
Due after five years through ten years, Fair Value	39,449,000
Due after ten years, Fair Value	21,347,000
Fair Value, Total	86,428,000
Available-for-sale (at fair value)	197,078,938	199,955,367
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	110,626,000	93,501,000
Available-for-sale (at fair value)	110,443,000	90,900,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	171,000	165,000
Available-for-sale (at fair value)	$ 208,000	$ 195,000